Schedule of Investments
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.21%
Australia–3.00%
Goodman Group	187,122	$3,254,877
Mirvac Group	2,024,735	4,075,145
National Storage REIT	1,139,205	2,034,310
NEXTDC Ltd.(a)	190,585	1,614,587
Stockland	1,294,476	3,967,205
		14,946,124
Belgium–2.00%
Aedifica S.A.	34,593	4,638,815
Cofinimmo S.A.	21,056	3,307,409
Montea N.V.	13,910	2,013,570
		9,959,794
Canada–3.49%
Allied Properties REIT	143,096	4,620,697
Chartwell Retirement Residences	547,719	4,729,219
Killam Apartment REIT	164,513	2,838,363
Summit Industrial Income REIT	292,346	5,153,730
		17,342,009
France–0.90%
Gecina S.A.	32,914	4,457,294
Germany–4.96%
Aroundtown S.A.	789,415	4,739,771
Instone Real Estate Group SE(b)	48,155	1,010,794
Sirius Real Estate Ltd.	2,045,737	3,706,815
Vonovia SE	257,931	14,337,665
Vonovia SE, Rts., expiring 12/07/2021(a)	257,931	909,736
		24,704,781
Hong Kong–4.58%
CK Asset Holdings Ltd.	981,000	5,610,746
Hongkong Land Holdings Ltd.	487,700	2,632,582
Kerry Properties Ltd.	689,000	1,789,209
Link REIT	436,500	3,765,762
Sun Hung Kai Properties Ltd.	599,100	7,283,237
Wharf Real Estate Investment Co. Ltd.	340,000	1,718,342
		22,799,878
Italy–0.62%
Infrastrutture Wireless Italiane S.p.A.(b)	267,418	3,071,420
Japan–9.03%
Activia Properties, Inc.	396	1,512,899
Advance Residence Investment Corp.	761	2,342,981
GLP J-REIT	753	1,201,718
Japan Metropolitan Fund Investment Corp.	3,793	3,275,969
Japan Prime Realty Investment Corp.	539	1,929,750
Japan Real Estate Investment Corp.	388	2,245,661
Kenedix Office Investment Corp.	239	1,456,851
LaSalle Logiport REIT	1,064	1,759,277
Mitsubishi Estate Co. Ltd.	244,600	3,374,493
Mitsui Fudosan Co. Ltd.	336,300	6,925,408
Shares		Value
Japan–(continued)
Mitsui Fudosan Logistics Park, Inc.	531	$2,739,306
Nippon Accommodations Fund, Inc.	378	2,078,378
Nippon Building Fund, Inc.	547	3,382,193
Nippon Prologis REIT, Inc.	596	1,949,271
Nomura Real Estate Master Fund, Inc.	1,494	2,132,991
ORIX JREIT, Inc.	1,164	1,864,474
Tokyo Tatemono Co. Ltd.	72,800	1,030,477
Tokyu Fudosan Holdings Corp.	349,000	1,801,516
United Urban Investment Corp.	1,531	1,954,930
		44,958,543
Malta–0.00%
BGP Holdings PLC(b)(c)	9,888,325	11
Singapore–1.98%
CapitaLand Integrated Commercial Trust	2,840,200	4,381,590
City Developments Ltd.	53,100	272,212
Mapletree Commercial Trust	1,292,000	1,926,081
Mapletree Industrial Trust	1,694,980	3,274,840
		9,854,723
Spain–0.87%
Cellnex Telecom S.A.(b)	73,521	4,337,579
Sweden–2.70%
Castellum AB	132,104	3,725,461
Samhallsbyggnadsbolaget i Norden AB, Class B	641,453	4,675,823
Wihlborgs Fastigheter AB	212,606	5,040,117
		13,441,401
United Kingdom–5.06%
Derwent London PLC	35,067	1,579,136
Grainger PLC	633,783	2,494,630
Safestore Holdings PLC	256,789	4,536,689
Segro PLC	506,806	9,464,944
Tritax Big Box REIT PLC	1,489,325	4,709,063
UNITE Group PLC (The)	171,325	2,415,489
		25,199,951
United States–60.02%
Alexandria Real Estate Equities, Inc.	1,261	252,288
American Homes 4 Rent, Class A	89,382	3,583,324
Americold Realty Trust	76,827	2,507,633
Apple Hospitality REIT, Inc.	106,812	1,604,316
AvalonBay Communities, Inc.	93,679	22,377,103
Brixmor Property Group, Inc.	204,640	4,653,514
Camden Property Trust	34,821	5,752,777
CyrusOne, Inc.	13,009	1,158,061
Duke Realty Corp.	234,605	13,684,510
Equinix, Inc.	25,220	20,483,684
Essential Properties Realty Trust, Inc.	150,102	4,057,257
First Industrial Realty Trust, Inc.	88,769	5,362,535
Gaming and Leisure Properties, Inc.	64,989	2,932,304
Invitation Homes, Inc.	503,055	20,343,544
JBG SMITH Properties	120,280	3,342,581
Life Storage, Inc.	54,290	7,173,881

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Mid-America Apartment Communities, Inc.	73,983	$15,258,994
NETSTREIT Corp.	67,971	1,450,501
Outfront Media, Inc.	117,043	2,924,905
PotlatchDeltic Corp.	48,571	2,629,634
Prologis, Inc.	273,213	41,186,860
Regency Centers Corp.	43,660	3,027,384
Rexford Industrial Realty, Inc.	177,922	12,468,774
RLJ Lodging Trust	319,382	4,021,019
Ryman Hospitality Properties, Inc.(a)	88,578	6,855,937
Simon Property Group, Inc.	54,829	8,380,064
SITE Centers Corp.	235,210	3,542,263
Sun Communities, Inc.(d)	16,607	3,131,748
UDR, Inc.	360,416	20,446,400
Urban Edge Properties	245,334	4,227,105
Ventas, Inc.	263,693	12,372,475
VICI Properties, Inc.(d)	566,274	15,402,653
Welltower, Inc.	275,322	21,921,138
Xenia Hotels & Resorts, Inc.(a)	15,269	239,265
		298,756,431
Total Common Stocks & Other Equity Interests (Cost $411,561,388)		493,829,939
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	1,075,212	1,075,212
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	681,527	$681,731
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,228,813	1,228,813
Total Money Market Funds (Cost $2,985,753)		2,985,756
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.81% (Cost $414,547,141)		496,815,695
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.49%
Invesco Private Government Fund, 0.02%(e)(f)(g)	2,233,460	2,233,460
Invesco Private Prime Fund, 0.11%(e)(f)(g)	5,209,843	5,211,406
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $7,444,866)		7,444,866
TOTAL INVESTMENTS IN SECURITIES—101.30% (Cost $421,992,007)		504,260,561
OTHER ASSETS LESS LIABILITIES–(1.30)%		(6,476,772)
NET ASSETS–100.00%		$497,783,789
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $8,419,804, which represented 1.69% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at November 30, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,531,994	$30,491,489	$(31,948,271)	$-	$-	$1,075,212	$200
Invesco Liquid Assets Portfolio, Institutional Class	1,808,371	21,588,356	(22,714,898)	3	(101)	681,731	60
Invesco Treasury Portfolio, Institutional Class	2,893,707	34,847,415	(36,512,309)	-	-	1,228,813	87
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	41,554,585	(39,321,125)	-	-	2,233,460	168*
Invesco Private Prime Fund	-	97,946,058	(92,734,286)	-	(366)	5,211,406	2,220*
Total	$7,234,072	$226,427,903	$(223,230,889)	$3	$(467)	$10,430,622	$2,735

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,946,124	$—	$14,946,124
Belgium	—	9,959,794	—	9,959,794
Canada	17,342,009	—	—	17,342,009
France	—	4,457,294	—	4,457,294
Germany	909,736	23,795,045	—	24,704,781
Hong Kong	14,683,192	8,116,686	—	22,799,878
Italy	—	3,071,420	—	3,071,420
Japan	—	44,958,543	—	44,958,543
Malta	—	—	11	11
Singapore	—	9,854,723	—	9,854,723
Spain	—	4,337,579	—	4,337,579
Sweden	—	13,441,401	—	13,441,401
United Kingdom	—	25,199,951	—	25,199,951
United States	298,756,431	—	—	298,756,431
Money Market Funds	2,985,756	7,444,866	—	10,430,622
Total Investments	$334,677,124	$169,583,426	$11	$504,260,561
Invesco Global Real Estate Fund